Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 6,421,638	¥ 6,045,019
Reclassification to current liabilities (Current portion)	(1,706,277)	(1,823,790)
Total	4,715,361	4,221,229
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,028,836	1,204,588
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	3,701,153	3,169,407
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	657,068	599,426
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,034,581	¥ 1,071,598